Tax assets and liabilities (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Operating Profit Before Tax	R$ 16,728,994	R$ 19,190,228	R$ 11,921,651
Income tax	R$ (3,763,871)	R$ (5,776,465)	R$ (2,422,839)
Average effective tax rate	22.50%	30.10%	20.32%